Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards
Sensient provides equity incentive compensation to its executive officers through the Company’s 2017 Stock Plan. We believe that including a significant level of equity-based awards aligns the financial interests of our management with those of both our shareholders and the long-term strategic objectives of the Company. The ultimate value of these equity-based awards is tied to the value of Sensient’s stock over the long term, and these awards provide executives with a further equity stake in the Company. This is especially true in light of the Company’s stock ownership requirements, as discussed below.
Sensient’s long-term equity incentive compensation for its named executive officers is composed of 60% performance stock units and 40% restricted stock awards.
Sensient is approaching a transformative period of growth potential as it prepares to fulfill increasing customer demand as the United States food and beverage market transitions from synthetic colors to natural colors. The Company has publicly estimated that the natural color opportunity could be worth up to approximately $1 billion in revenue, versus the current synthetic colors revenue of the Company of approximately $100 million, and represents the single largest opportunity in the Company’s history. Given our focus on innovative, technically-driven natural colors, this conversion activity presents major opportunities for Sensient and requires extraordinary commercial and R&D activity to support customers and significant investment around the world to increase the Company’s production capacity, optimize and expand its product portfolio, and build a resilient supply chain. The Compensation Committee reviewed the equity awards offered to our officers and considered the desire to retain, motivate, and incentivize management to execute on the accelerated growth strategy needed to maximize the Company’s opportunities at this point of inflection. Accordingly, the Compensation Committee determined that, for 2025, it was necessary to add ambitious, accelerated growth-focused enhanced performance metrics to the performance stock unit awards that motivate and reward successful execution of our accelerated growth strategy to capitalize on these natural color conversion opportunities, as further discussed below.
The Company does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such equity instruments in relation to the disclosure of material nonpublic information by the Company.